UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021

13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500

Signature, Place and Date of Signing:


/s/ Janice Bennett               New York, New York            May 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          70

Form 13F Information Table Value Total:     163,687(in thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

                                                           March 31, 2007
                                                             VALUE     SHRS OR SH/ PUT/   INVSMT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT PRN CALL   DSCRTN   MNGRS   SOLE SHARED        NONE
3M CO                          COM              88579Y101    1,319      17,259 SH          SOLE    NONE    0    0            17,259
AFLAC INC                      COM              001055102    4,736     100,627 SH          SOLE    NONE    0    0           100,627
ALTRIA GROUP INC               COM              02209S103    5,198      59,200 SH          SOLE    NONE    0    0            59,200
AMERICAN EXPRESS CO            COM              025816109    5,426      96,214 SH          SOLE    NONE    0    0            96,214
AMERICAN INTL GROUP INC        COM              026874107    5,106      75,966 SH          SOLE    NONE    0    0            75,966
AT&T INC                       COM              00206R102    4,133     104,822 SH          SOLE    NONE    0    0           104,822
BANK OF AMERICA CORPORATION    COM              060505104      266       5,204 SH          SOLE    NONE    0    0             5,204
BANKRATE INC                   COM              06646V108    1,621      46,000 SH          SOLE    NONE    0    0            46,000
BELO CORP                      COM SER A        080555105      934      50,000 SH          SOLE    NONE    0    0            50,000
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    1,417          13 SH          SOLE    NONE    0    0                13
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    2,166         595 SH          SOLE    NONE    0    0               595
BP PLC                         SPONSORED ADR    055622104    3,250      50,193 SH          SOLE    NONE    0    0            50,193
BRIGGS & STRATTON CORP         COM              109043109      572      18,535 SH          SOLE    NONE    0    0            18,535
BRISTOL MYERS SQUIBB CO        COM              110122108      483      17,400 SH          SOLE    NONE    0    0            17,400
BURLINGTON NORTHN SANTA FE C   COM              12189T104      643       8,000 SH          SOLE    NONE    0    0             8,000
CARNIVAL CORP                  PAIRED CTF       143658300    4,336      92,530 SH          SOLE    NONE    0    0            92,530
CATERPILLAR INC DEL            COM              149123101    2,955      44,092 SH          SOLE    NONE    0    0            44,092
CBS CORP NEW                   CL B             124857202    1,610      52,646 SH          SOLE    NONE    0    0            52,646
CHEVRON CORP NEW               COM              166764100    3,708      50,133 SH          SOLE    NONE    0    0            50,133
CHUBB CORP                     COM              171232101    4,570      88,444 SH          SOLE    NONE    0    0            88,444
CISCO SYS INC                  COM              17275R102      279      10,928 SH          SOLE    NONE    0    0            10,928
CITIGROUP INC                  COM              172967101    5,881     114,556 SH          SOLE    NONE    0    0           114,556
COCA COLA CO                   COM              191216100    1,150      23,961 SH          SOLE    NONE    0    0            23,961
COMCAST CORP NEW               CL A             20030N101      618      23,803 SH          SOLE    NONE    0    0            23,803
CONOCOPHILLIPS                 COM              20825C104    1,216      17,788 SH          SOLE    NONE    0    0            17,788
DEERE & CO                     COM              244199105    3,563      32,800 SH          SOLE    NONE    0    0            32,800
DEVON ENERGY CORP NEW          COM              25179M103      969      14,000 SH          SOLE    NONE    0    0            14,000
DISNEY WALT CO                 COM DISNEY       254687106      441      12,802 SH          SOLE    NONE    0    0            12,802
DOVER CORP                     COM              260003108    3,649      74,761 SH          SOLE    NONE    0    0            74,761
DOW CHEM CO                    COM              260543103      349       7,600 SH          SOLE    NONE    0    0             7,600
DU PONT E I DE NEMOURS & CO    COM              263534109      246       4,968 SH          SOLE    NONE    0    0             4,968
EMERSON ELEC CO                COM              291011104      413       9,578 SH          SOLE    NONE    0    0             9,578
EXXON MOBIL CORP               COM              30231G102   16,259     215,499 SH          SOLE    NONE    0    0           215,499
GEMSTAR-TV GUIDE INTL INC      COM              36866W106      242      57,651 SH          SOLE    NONE    0    0            57,651
GENERAL ELECTRIC COMP          COM              369604103    5,178     146,450 SH          SOLE    NONE    0    0           146,450
INTEL CORP                     COM              458140100      214      11,200 SH          SOLE    NONE    0    0            11,200
INTERNATIONAL BUSINESS MACHS   COM              459200101      382       4,050 SH          SOLE    NONE    0    0             4,050
JOHNSON & JOHNSON              COM              478160104    2,273      37,714 SH          SOLE    NONE    0    0            37,714
LEHMAN BROS HLDGS INC          COM              524908100    1,037      14,800 SH          SOLE    NONE    0    0            14,800
LOEWS CORP                     COM              540424108      294       6,479 SH          SOLE    NONE    0    0             6,479
MELLON FINL CORP               COM              58551A108      831      19,267 SH          SOLE    NONE    0    0            19,267
MERCK & CO INC                 COM              589331107    2,131      48,243 SH          SOLE    NONE    0    0            48,243
MICROSOFT CORP                 COM              594918104      207       7,444 SH          SOLE    NONE    0    0             7,444
MORGAN STANLEY                 COM NEW          617446448    1,932      24,533 SH          SOLE    NONE    0    0            24,533
MOTOROLA INC                   COM              620076109      183      10,368 SH          SOLE    NONE    0    0            10,368
NEWS CORP                      CL B             65248E203    2,591     105,900 SH          SOLE    NONE    0    0           105,900
NORTHERN TR CORP               COM              665859104    1,587      26,390 SH          SOLE    NONE    0    0            26,390
NUCOR CORP                     COM              670346105      440       6,750 SH          SOLE    NONE    0    0             6,750
PEPSICO INC                    COM              713448108      798      12,555 SH          SOLE    NONE    0    0            12,555
PFIZER INC                     COM              717081103    3,181     125,931 SH          SOLE    NONE    0    0           125,931
POTASH CORP SASK INC           COM              73755L107    5,796      36,241 SH          SOLE    NONE    0    0            36,241
PROCTER & GAMBLE CO            COM              742718109    4,747      75,163 SH          SOLE    NONE    0    0            75,163
QUALCOMM INC                   COM              747525103      619      14,500 SH          SOLE    NONE    0    0            14,500
REGIS CORP MINN                COM              758932107    7,185     177,978 SH          SOLE    NONE    0    0           177,978
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206    3,360      50,680 SH          SOLE    NONE    0    0            50,680
SCHLUMBERGER LTD               COM              806857108    3,674      53,164 SH          SOLE    NONE    0    0            53,164
SIGMA ALDRICH CORP             COM              826552101    5,193     125,070 SH          SOLE    NONE    0    0           125,070
STATE STR CORP                 COM              857477103      401       6,200 SH          SOLE    NONE    0    0             6,200
TIME WARNER INC                COM              887317105    3,397     172,284 SH          SOLE    NONE    0    0           172,284
TYCO INTL LTD NEW              COM              902124106    5,034     159,566 SH          SOLE    NONE    0    0           159,566
US BANCORP DEL                 COM NEW          902973304      638      18,240 SH          SOLE    NONE    0    0            18,240
UNITED TECHNOLOGIES CORP       COM              913017109      286       4,400 SH          SOLE    NONE    0    0             4,400
VERIZON COMMUNICATIONS         COM              92343V104      481      12,686 SH          SOLE    NONE    0    0            12,686
VERTRUE INC                    COM              92534N101      241       5,000 SH          SOLE    NONE    0    0             5,000
VIACOM INC NEW                 CL B             92553P201    1,967      47,846 SH          SOLE    NONE    0    0            47,846
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209      496      18,459 SH          SOLE    NONE    0    0            18,459
WACHOVIA CORP 2ND NEW          COM              929903102      655      11,900 SH          SOLE    NONE    0    0            11,900
WELLS FARGO & CO NEW           COM              949746101    1,486      43,156 SH          SOLE    NONE    0    0            43,156
WILMINGTON TRUST CORP          COM              971807102    4,235     100,415 SH          SOLE    NONE    0    0           100,415
WYETH                          COM              983024100      295       5,900 SH          SOLE    NONE    0    0             5,900

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